1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation	Jul. 13, 2013
Funds Required For Future Operations	$ 5,000,000
Retained Earnings (Accumulated Deficit), Total	$ (55,052)	$ (1,407)	$ (657)